Management Transition - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended		3 Months Ended	0 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Indemnification Agreement	Jun. 30, 2012 Pershing Square Capital Management Lp	Dec. 31, 2012 Pershing Square Capital Management Lp	Jun. 30, 2012 Former President and Chief Executive Officer	Feb. 03, 2013 Mr. Harrison	Jun. 30, 2012 Mr. Harrison	Jun. 28, 2012 Mr. Harrison
Management transition costs [Line Items]
Compensation and transition costs									38
Compensation and transition costs, associated costs									2
Compensation and transition costs	1,418	1,506	1,426						16
Purchased services and other	876	940	874						22
Deferred retirement compensation					20		4		16
Pershing Square and related entities outstanding shares percent						14.00%
DSUs and stock options upon commencing employment grant date fair value										12
Legal proceedings, partial recovery amount								9
Indemnity to Mr.Harrison				3
Accured legal fees				0